DEFERRED REVENUE	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Deferred Revenue
DEFERRED REVENUE

NOTE 3 — DEFERRED REVENUE

Deferred revenue consists of the unearned portion of customer billings, which is recognized as revenue in accordance with our revenue recognition policy. The Company classifies deferred revenue as a short-term liability on the unaudited condensed consolidated balance sheets because the longest subscription plan is for twelve months. The amount of revenue recognized that was included in the deferred revenue balance at the beginning of the period and year was $310,450 and $329,020 for the six months ended March 31, 2025 and 2024 and $403,440 and the year ended September 30, 2024, respectively. For the three and six months ended March 31, 2025, the additional deferred revenue accrued was $368,925 and $711,549, while the revenue released from deferred revenue was $341,906 and $696,549. For the three and six months ended March 31, 2024, the additional deferred revenue accrued was $407,324 and $760,823, while the revenue released from deferred revenue was $365,772 and $731,184. The movement of deferred revenue for the six months ended March 31, 2025 and the year ended September 30, 2024 is as follows:

	For the Six Months Ended March 31, 2025	September 30, 2024
Opening balance	$380,077	$403,440
Additional deferred revenue accrual	711,549	1,416,733
Revenue released from deferred revenue	(696,549)	(1,440,096)
Ending balance	$395,077	$380,077

NOTE 3 — DEFERRED REVENUE

Deferred revenue consists of the unearned portion of customer billings, which is recognized as revenue in accordance with our revenue recognition policy. The Company classifies deferred revenue as a short-term liability on the consolidated balance sheets because the longest subscription plan is for twelve months. The amount of revenue recognized that was included in the deferred revenue balance at the beginning of the year was $403,440 and $454,016 for the years ended September 30, 2024 and 2023, respectively. The movement of deferred revenue for years ended September 30, 2024 and 2023 is as follows:

	September 30, 2024	September 30, 2023
Opening balance	$403,440	$454,016
Additional deferred revenue accrual	1,416,733	1,504,966
Revenue released from deferred revenue	(1,440,096)	(1,555,542)
Ending balance	$380,077	$403,440

AETHER HOLDINGS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS